Related Party Transactions (Debt Agreements) (Details) - Affiliated Entity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Short-term and Long-term debt	$ 311,813	$ 320,362
Prudential Insurance Loan Issued 8/13/2021
Related Party Transaction [Line Items]
Short-term and Long-term debt	$ 96,666	99,770
Interest Rates	4.39%
Prudential Insurance Loan Issued 8/13/2021
Related Party Transaction [Line Items]
Short-term and Long-term debt	$ 29,000	29,931
Interest Rates	4.39%
Prudential Insurance Loan Issued 8/13/2021
Related Party Transaction [Line Items]
Short-term and Long-term debt	$ 97,665	100,348
Interest Rates	3.95%
Prudential Insurance Loan Issued 8/13/2021
Related Party Transaction [Line Items]
Short-term and Long-term debt	$ 39,066	40,139
Interest Rates	3.95%
Prudential Insurance Loan Issued 8/13/2021
Related Party Transaction [Line Items]
Short-term and Long-term debt	$ 48,832	50,174
Interest Rates	3.95%
Prudential Funding LLC Loan Issued 12282022
Related Party Transaction [Line Items]
Short-term and Long-term debt	$ 138	0
Interest Rates	4.73%
Prudential Funding LLC Loan Issued 12292022
Related Party Transaction [Line Items]
Short-term and Long-term debt	$ 62	0
Interest Rates	4.73%
Prudential Funding LLC Loan Issued 12302022
Related Party Transaction [Line Items]
Short-term and Long-term debt	$ 384	$ 0
Interest Rates	4.73%